Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Long-Term Liabilities

	2012	2011

Long term obligations under capital lease	$651,591	$620,512
Accrued liabilities	—	400

Other long-term liabilities	651,591	620,912
Current portion	(38,542)	(37,649)

	$613,049	$583,263

Based on Maximum Amounts Funded Payments Under Leases Due to Lessors
(b)	Based on maximum amounts funded, payments due to the lessors would be as follows:

2013	$61,366
2014	62,417
2015	126,383
2016	293,025
2017	23,387
Thereafter	194,626

761,204

Less amounts representing interest	(109,613)

$651,591